EMPLOYEE BENEFIT PLANS (Details 7) (USD $)	12 Months Ended														12 Months Ended
	Dec. 31, 2010 Defined Benefit Pension Plan	Dec. 31, 2011 Defined Benefit Pension Plan	Dec. 31, 2011 Defined Benefit Pension Plan Collective short-term investment fund	Dec. 31, 2010 Defined Benefit Pension Plan Collective short-term investment fund	Dec. 31, 2011 Defined Benefit Pension Plan Collective investment funds	Dec. 31, 2010 Defined Benefit Pension Plan Collective investment funds	Dec. 31, 2011 Defined Benefit Pension Plan Group deposit administration annuity contract	Dec. 31, 2010 Defined Benefit Pension Plan Group deposit administration annuity contract	Dec. 31, 2011 Defined Benefit Pension Plan Level 2	Dec. 31, 2010 Defined Benefit Pension Plan Level 2	Dec. 31, 2011 Defined Benefit Pension Plan Level 2 Collective short-term investment fund	Dec. 31, 2010 Defined Benefit Pension Plan Level 2 Collective short-term investment fund	Dec. 31, 2011 Defined Benefit Pension Plan Level 2 Collective investment funds	Dec. 31, 2010 Defined Benefit Pension Plan Level 2 Collective investment funds	Dec. 31, 2011 Defined Benefit Pension Plan Level 3	Dec. 31, 2010 Defined Benefit Pension Plan Level 3	Dec. 31, 2011 Defined Benefit Pension Plan Level 3 Group deposit administration annuity contract	Dec. 31, 2010 Defined Benefit Pension Plan Level 3 Group deposit administration annuity contract	Dec. 31, 2011 Group life insurance plan Money Market Fund	Dec. 31, 2010 Group life insurance plan Money Market Fund	Dec. 31, 2009 Group life insurance plan Money Market Fund	Dec. 31, 2011 Group life insurance plan Level 1 Money Market Fund	Dec. 31, 2010 Group life insurance plan Level 1 Money Market Fund
Fair value hierarchy of Plan's assets
Total investments	$ 117,856,000	$ 125,058,000	$ 1,004,000	$ 2,072,000	$ 82,527,000	$ 76,381,000	$ 41,527,000	$ 39,403,000	$ 83,531,000	$ 78,453,000	$ 1,004,000	$ 2,072,000	$ 82,527,000	$ 76,381,000	$ 41,527,000	$ 39,403,000	$ 41,527,000	$ 39,403,000	$ 6,193,000	$ 6,217,000	$ 6,235,000	$ 6,193,000	$ 6,217,000
Amount transferred into level 3 from level 2	5,000,000
Amount transferred into level 2 from level 3	2,400,000
Reconciliation of beginning and ending balances for fair value measurements for which significant unobservable inputs (level 3) are used
Fair value of plan assets at beginning of year	102,276,000	125,058,000	1,004,000	2,072,000	82,527,000	76,381,000	41,527,000	39,403,000	83,531,000	78,453,000	1,004,000	2,072,000	82,527,000	76,381,000	39,403,000	34,892,000	41,527,000	39,403,000	6,193,000	6,217,000	6,235,000	6,193,000	6,217,000
Interest income															2,124,000	1,947,000
Transfers from collective short-term investments fund																5,000,000
Transfers to collective short-term investments fund																(2,436,000)
Fair value of plan assets at end of year	$ 117,856,000	$ 125,058,000	$ 1,004,000	$ 2,072,000	$ 82,527,000	$ 76,381,000	$ 41,527,000	$ 39,403,000	$ 83,531,000	$ 78,453,000	$ 1,004,000	$ 2,072,000	$ 82,527,000	$ 76,381,000	$ 41,527,000	$ 39,403,000	$ 41,527,000	$ 39,403,000	$ 6,193,000	$ 6,217,000	$ 6,235,000	$ 6,193,000	$ 6,217,000